Investment in finance leases, net - Components of net investment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Industries [Abstract]
Future minimum lease payments to be received, net	$ 1,262,382	$ 1,376,169
Estimated residual values of leased flight equipment	1,182,530	1,138,541
Less: Unearned income	(623,618)	(694,940)
Less: Allowance for credit losses	(11,377)	(12,276)
Net investment in finance leases	$ 1,809,917	$ 1,807,494